Non-current receivables - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) suezmax_tanker_vessel_type	Jan. 15, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of financial assets [line items]
Number of vessels financed for long term charter parties | suezmax_tanker_vessel_type	2
Other non-current receivables	$ 14,426,000		$ 14,434,000
Shareholder loan maturity classification	5 years
Secured vessels Revolving loan due 2026
Disclosure of financial assets [line items]
Facility size	$ 713,000,000.0		$ 713,000,000	$ 713,000,000
Financial guarantee contracts
Disclosure of financial assets [line items]
Other non-current receivables		$ 12,300,000